UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2022

Date of reporting period: November 30, 2022

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

ETC 6 Meridian Hedged Equity-Index Option Strategy ETF

ETC 6 Meridian Low Beta Equity Strategy ETF

ETC 6 Meridian Mega Cap Equity ETF

ETC 6 Meridian Small Cap Equity ETF

ETC 6 Meridian Quality Growth ETF

Annual Report

November 30, 2022

ETC 6 Meridian

Table of Contents

The Funds file their complete schedule of holdings with the U.S. Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to each Fund’s report on Form N-PORT within sixty days after the end of the period. Each Fund’s Form N-PORT reports are available on the Commission’s website at https://www.sec.gov.

Exchange Traded Concepts, LLC’s proxy voting policies and procedures are attached to the Funds’ Statement of Additional Information (the “SAI”). The SAI, as well as information relating to how each Fund voted proxies relating to each Fund’s securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 866-SIXM-ETF (749-6383) and on the Commission’s website at https://www.sec.gov.

ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Management Discussion of Fund Performance

(Unaudited)

Dear Shareholders,

Thank you for your investment in the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF (the “Fund”). The following information pertains to the fiscal year December 1, 2021 through November 30, 2022.

The Fund is an actively managed exchange-traded fund that seeks to provide capital appreciation by investing in a portfolio of equity securities, mostly common stocks, while selling call options against market indices or funds. The Fund may invest in securities of companies of any capitalization. The Fund’s sub-adviser, Madison Avenue Financial Solutions, LLC (the “Sub-Adviser”), employs a strategy pairing a portfolio of equity securities with an index call option writing overlay designed to reduce the exposure of the Fund to broad equity market risk with the goal of providing good risk-adjusted returns. Pursuant to this investment strategy, the Sub-Adviser will sell (or write) call options on broad equity market indices or funds. In constructing the equity portfolio, the Sub-Adviser uses quantitatively-driven methods emphasizing high quality large-capitalization stocks.

Utilizing the same underlying holdings as the ETC 6 Meridian Mega Cap Equity ETF, which saw strong performance from positioning in the top quintile of low beta (low exposure to market risk) and high yield (high dividends or income paid) factors, the Fund was also able to provide positive relative performance from its option writing overlay. The options reduced the overall beta of the portfolio relative to the S&P 500® Index, and, in the tough and volatile equity environment that occurred over the fiscal year, the options proved to be a positive aspect of the Fund’s strategy.

For the fiscal year ended November 30, 2022, the Fund’s market price increased 11.95%, and the net asset value increased 11.44%, while the Cboe S&P 500® BuyWrite Index, a broad market index that also writes options against its portfolio, decreased 6.82% over the same period.

The Fund commenced operations on May 8, 2020, with 9,775,000 shares outstanding as of November 30, 2022.

We appreciate your investment in the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF.

Sincerely,

J. Garrett Stevens,
Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

The Cboe S&P 500® BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500® index call options.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Management Discussion of Fund Performance

(Unaudited) (Concluded)

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Annualized Inception To Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	11.44%	11.95%	11.89%	12.12%
Cboe S&P 500® BuyWrite Index	-6.82%	-6.82%	10.01%	10.01%

*       Fund commenced operations on May 8, 2020.

‡      Unaudited

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.6meridianfunds.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.6meridianfunds.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Management Discussion of Fund Performance

(Unaudited)

Dear Shareholders,

Thank you for your investment in the ETC 6 Meridian Low Beta Equity Strategy ETF (the “Fund”). The following information pertains to the fiscal year of December 1, 2021 through November 30, 2022.

The Fund is an actively managed exchange-traded fund that seeks to provide capital appreciation by investing in equity securities, mainly common stocks. The Fund may invest in equity securities of companies of any capitalization. The Fund may also invest in real estate investment trusts. The Fund’s Sub-Adviser, Madison Avenue Financial Solutions, LLC (the “Sub-Adviser”), uses a quantitatively driven strategy designed to emphasize high quality securities with a relatively low exposure to broad equity market risk. The Sub-Adviser believes that, when held over a full market cycle, high quality securities with lower relative exposure to broad market risk may produce higher risk-adjusted returns than securities of lower quality with higher relative exposure to broad market risk.

Beta is intended to measure the exposure of a security to broad market risk and is defined here as the co-movement of the return of a security with the return of the securities included in the investable universe scaled by the volatility of the investable universe’s returns. Low beta stocks outperformed high beta stocks for most of the fiscal year as volatility across all assets was heightened from inflationary pressures and geopolitical conflict. The Fund saw its largest benefits from its overweighting of stocks in the Consumer Staples Sector and Utilities Sector, and large underweighting of stocks in the Consumer Discretionary Sector and Information Technology Sector, which are more sensitive to interest rates and discretionary spending.

For the fiscal year ended November 30, 2022, the Fund’s market price increased 2.65% and the net asset value increased 2.80%, while the S&P 500® Index, a broad market index, decreased 9.21% over the same period.

The Fund commenced operations on May 8, 2020, with 4,600,000 shares outstanding as of November 30, 2022.

We appreciate your investment in the ETC 6 Meridian Low Beta Equity Strategy ETF.

Sincerely,

J. Garrett Stevens,
Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

The Equal Blend is an equal blend of the S&P 500® Index, S&P SmallCap 600® Index and S&P Midcap 400® Index.

The S&P 500® Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the S&P 500® Index proportionate to its market value.

The S&P SmallCap 600® Index seeks to measure the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

The S&P Midcap 400® Index tracks the performance of companies considered to be in the mid-range of market capitalization of market value.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Management Discussion of Fund Performance

(Unaudited) (Concluded)

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Annualized Inception To Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
ETC 6 Meridian Low Beta Equity Strategy ETF	2.80%	2.65%	12.97%	12.94%
Equal Blend of the following 3 Indices:	-6.14%	-6.14%	19.37%	19.37%
S&P 500® Index	-9.21%	-9.21%	15.59%	15.59%
S&P SmallCap 600® Index	-5.99%	-5.99%	22.19%	22.19%
S&P MidCap 400® Index	-3.29%	-3.29%	20.01%	20.01%

*       Fund commenced operations on May 8, 2020.

‡      Unaudited

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.6meridianfunds.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.6meridianfunds.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

ETC 6 Meridian

Mega Cap Equity ETF

Management Discussion of Fund Performance

(Unaudited)

Dear Shareholders,

Thank you for your investment in the ETC 6 Meridian Mega Cap Equity ETF (the “Fund”). The following information pertains to the fiscal year December 1, 2021, through November 30, 2022.

The Fund is an actively managed exchange traded fund that seeks to provide capital appreciation by investing in mega capitalization equity securities, mainly common stocks. The Fund’s sub-adviser, Madison Avenue Financial Solutions, LLC (the “Sub-Adviser”), considers mega capitalization companies to be the largest 10% of stocks included in the Russell 3000 Index by market capitalization. In selecting investments for the Fund, the Sub-Adviser uses a quantitatively driven strategy designed to emphasize high quality large-capitalization stocks.

The Fund’s positive performance during the period relative to its benchmark, the S&P 500® Index, was heavily influenced by the Fund’s tilt towards 1st quintile securities across both low beta (low exposure to market risk) and high yield (high dividends or income paid) factors within its investable universe. The portfolio also benefitted from having overweight positions in the Consumer Staples Sector, Energy Sector, and Healthcare Sector, each of which performed well relative to the overall market.

For the fiscal year ended November 30, 2022, the Fund’s market price increased 2.58% and the net asset value increased 2.73%, while the S&P 500® Index, a broad market index, decreased 9.21% over the same period.

The Fund commenced operations on May 8, 2020, with 5,125,000 shares outstanding as of November 30, 2022.

We appreciate your investment in the ETC 6 Meridian Mega Cap Equity ETF.

Sincerely,

J. Garrett Stevens,
Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

The S&P 500® Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the S&P 500® Index proportionate to its market value.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

ETC 6 Meridian

Mega Cap Equity ETF

Management Discussion of Fund Performance

(Unaudited) (Concluded)

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Annualized Inception To Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
ETC 6 Meridian Mega Cap Equity ETF	2.73%	2.58%	15.14%	15.05%
S&P 500® Index	-9.21%	-9.21%	15.59%	15.59%

*       Fund commenced operations on May 8, 2020.

‡      Unaudited

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.6meridianfunds.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.6meridianfunds.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

ETC 6 Meridian

Small Cap Equity ETF

Management Discussion of Fund Performance

(Unaudited)

Dear Shareholders,

Thank you for your investment in the ETC 6 Meridian Small Cap Equity ETF (the “Fund”). The following information pertains to the fiscal year December 1, 2021 through November 30, 2022.

The Fund is an actively managed exchange-traded fund that seeks to provide capital appreciation by investing primarily in small-capitalization equity securities, mainly common stocks. The Fund also may invest in equity securities of companies of any capitalization and in real estate investment trusts. The Fund’s sub-adviser, Madison Avenue Financial Solutions, LLC (the “Sub-Adviser”), considers small-capitalization securities to be those with market capitalizations within the range of the market capitalization of companies included in the S&P SmallCap 600® Index. In selecting investments for the Fund, the Sub-Adviser uses a quantitatively-driven strategy designed to emphasize high quality small-capitalization securities.

After strong performance period the prior fiscal year, the Fund was negatively affected by being underweight in the Energy Sector, which was up 56% over the period. The Fund did, however, see a relative benefit from being overweight in the Utilities Sector and the low beta factor, as low beta stocks were less correlated to the broader market’s decline than were high beta stocks

For the fiscal year ended November 30, 2022, the Fund’s market price decreased 8.94% and the net asset value decreased 8.58% while the S&P SmallCap 600® Index, a broad market index, decreased 5.99% over the same period.

The Fund commenced operations on May 8, 2020, with 1,475,000 shares outstanding as of November 30, 2022.

We appreciate your investment in the ETC 6 Meridian Small Cap Equity ETF.

Sincerely,

J. Garrett Stevens,
Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

The S&P SmallCap 600® Index seeks to measure the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

ETC 6 Meridian

Small Cap Equity ETF

Management Discussion of Fund Performance

(Unaudited) (Concluded)

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Annualized Inception To Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
ETC 6 Meridian Small Cap Equity ETF	-8.58%	-8.94%	23.50%	23.44%
S&P SmallCap 600® Index	-5.99%	-5.99%	22.19%	22.19%

*       Fund commenced operations on May 8, 2020.

‡      Unaudited

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.6meridianfunds.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.6meridianfunds.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

ETC 6 Meridian

Quality Growth ETF

Management Discussion of Fund Performance

(Unaudited)

Dear Shareholders,

Thank you for your investment in the ETC 6 Meridian Quality Growth ETF (the “Fund”). The following information relates to the fiscal year December 1, 2021 through November 30, 2022.

The Fund is an actively managed exchange-traded fund that seeks capital appreciation by investing in equity securities. The Fund invests mainly in common stocks and may invest in the securities of companies of any capitalization. In selecting investments for the Fund, the Fund’s sub-adviser, Madison Avenue Financial Solutions, LLC (the “Sub-Adviser”), uses a quantitatively-driven strategy designed to emphasize securities of companies that exhibit high quality and growth characteristics relative to their peers. Quality is defined as high and improving profitability, low leverage and low default probability, and low net equity and debt issuance relative to dividends and net buybacks. From an initial universe consisting of companies in the broad U.S. equity market, the Sub-Adviser excludes micro-cap companies (i.e., companies with a market capitalization of less than $500 million) and securities of companies that exhibit poor liquidity and momentum characteristics.

Exposure to growth equities during the past fiscal year was difficult due to the Federal Reserve’s monetary policy actions in raising interest rates. Increasing rates at this speed is unfavorable to longer duration assets such as the stocks that the Fund holds. While the Fund invests in high quality growth stocks, sentiment to growth names in general was not strong during the past fiscal year. The Fund’s performance lagged the Russell 1000 Growth Index at the start of 2022, but subsequently outperformed the index in 5 of the last 6 months of the Fund’s fiscal year, benefitting the most from being overweight in Health Care Sector stocks and underweight in Consumer Discretionary Sector stocks.

The Fund had negative performance during the fiscal year ended November 30, 2022. The market price for the Fund decreased 18.67% and the net asset value decreased 18.23% while the Russell 1000 Growth Index and S&P 500® Index, returned negative 21.64% and negative 9.21% respectively, over the same period.

The Fund commenced operations on May 10, 2021, with 1,325,000 shares outstanding as of November 30, 2022.

We appreciate your investment in the ETC 6 Meridian Quality Growth ETF.

Sincerely,

J. Garrett Stevens,
Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

The Russell 1000® Growth Index seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics.

The S&P 500® Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the S&P 500® Index proportionate to its market value.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

ETC 6 Meridian

Quality Growth ETF

Management Discussion of Fund Performance

(Unaudited) (Concluded)

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2022
	One Year Return		Annualized Inception To Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
ETC 6 Meridian Quality Growth ETF	-18.23%	-18.67%	-6.41%	-6.60%
Russell 1000® Growth Index	-21.64%	-21.64%	-4.11%	-4.11%
S&P 500® Index	-9.21%	-9.21%	-0.13%	-0.13%

*       Fund commenced operations on May 10, 2021.

‡      Unaudited

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.6meridianfunds.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.6meridianfunds.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

November 30, 2022

Description	Shares	Fair Value
COMMON STOCK — 97.0%
Communication Services — 7.7%
Alphabet, Cl A*	40,968	$4,137,358
AT&T	424,863	8,191,359
T-Mobile US*	25,548	3,869,500
Verizon Communications	207,261	8,079,034
		24,277,251
Consumer Discretionary — 3.9%
Home Depot(A)	13,074	4,235,845
Lowe’s(A)	19,858	4,220,818
Target	23,575	3,938,675
		12,395,338
Consumer Staples — 20.6%
Altria Group(A)	251,094	11,695,959
Colgate-Palmolive	104,892	8,127,032
Costco Wholesale	7,716	4,160,853
Kraft Heinz(A)	201,327	7,922,217
PepsiCo	42,655	7,912,929
Philip Morris International(A)	126,487	12,606,960
Procter & Gamble	28,751	4,288,499
Walmart	54,417	8,294,239
		65,008,688
Energy — 8.6%
Chevron(A)	42,812	7,847,868
ConocoPhillips(A)	92,137	11,379,841
Exxon Mobil(A)	69,891	7,781,664
		27,009,373
Financials — 13.2%
American Express	26,081	4,110,104
American International Group	67,933	4,287,252
Bank of New York Mellon	91,960	4,220,964
Capital One Financial	36,523	3,770,635
Description	Shares	Fair Value
Financials (continued)
Citigroup(A)	168,884	$8,175,674
JPMorgan Chase	30,758	4,250,140
Morgan Stanley	47,124	4,385,831
US Bancorp(A)	182,453	8,281,542
		41,482,142
Health Care — 23.7%
AbbVie(A)	79,351	12,789,794
Amgen(A)	28,647	8,204,501
Bristol-Myers Squibb(A)	99,973	8,025,832
CVS Health(A)	40,888	4,165,670
Eli Lilly	21,385	7,935,546
Gilead Sciences(A)	49,355	4,334,850
Johnson & Johnson(A)	22,252	3,960,856
Merck(A)	76,529	8,427,373
Pfizer(A)	249,582	12,511,546
UnitedHealth Group	6,969	3,817,339
		74,173,307
Industrials — 4.9%
3M	30,780	3,877,357
General Dynamics	15,497	3,911,288
Lockheed Martin(A)	15,909	7,718,887
		15,507,532
Information Technology — 7.8%
Accenture PLC, Cl A	13,633	4,102,579
Apple	25,250	3,737,758
International Business Machines(A)	56,006	8,339,293
QUALCOMM	32,911	4,162,912
Texas Instruments(A)	24,103	4,349,627
		24,692,169
Materials — 2.7%
Dow(A)	165,705	8,445,984
Real Estate — 1.3%
Simon Property Group‡	35,527	4,243,345
Utilities — 2.6%
Duke Energy	83,118	8,305,982
Total Common Stock (Cost $291,066,535)		305,541,111

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

November 30, 2022 (Concluded)

Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 6.1%
Invesco Government & Agency Portfolio, CI Institutional, 3.73%(B)	19,157,908	$19,157,908
Total Short-Term Investment (Cost $19,157,908)		19,157,908
Total Investments — 103.1% (Cost $310,224,443)		$324,699,019
WRITTEN OPTIONS — -2.9%
Total Written Options (Premiums Received $4,518,664)		$(9,214,936)

A list of the Exchange Traded Option Contracts held by the Fund at November 30, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (2.9)%
Call Options
S&P 500 Index*	(575)	$230,000,000	$4,000	12/17/22	$(7,291,000)
S&P 500 Index*	(196)	78,988,000	4,030	12/17/22	(1,923,936)
					(9,214,936)
Total Written Options (Premiums Received $4,518,664)					$(9,214,936)

Percentages are based on Net Assets of $314,875,394.

‡      Real Estate Investment Trust

*       Non-income producing security.

(A)         All or a portion of these securities has been pledged as collateral on written options with a fair value of $34,696,910.

(B)          The rate reported is the 7-day effective yield as of November 30, 2022.

Cl     — Class

PLC — Public Limited Company

As of November 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

November 30, 2022

Description	Shares	Fair Value
COMMON STOCK — 99.5%
Communication Services — 4.4%
Activision Blizzard	8,073	$596,998
AT&T	34,903	672,930
ATN International	13,890	672,415
Cable One	455	329,552
Charter Communications, Cl A*	1,457	570,110
Electronic Arts	4,972	650,238
Scholastic	13,821	568,320
Shenandoah Telecommunications	29,059	565,779
TEGNA	30,591	603,866
Telephone and Data Systems	40,430	426,132
Verizon Communications	14,129	550,748
World Wrestling Entertainment, Cl A	9,059	723,633
		6,930,721
Consumer Discretionary — 2.9%
Graham Holdings, Cl B	1,059	681,657
Grand Canyon Education*	6,666	753,726
H&R Block	16,303	712,604
Helen of Troy*	4,884	481,269
McDonald’s	2,452	668,881
Murphy USA	2,198	650,190
Service International	8,694	621,186
		4,569,513
Consumer Staples — 20.8%
Altria Group	14,619	680,953
B&G Foods	24,990	331,867
Description	Shares	Fair Value
Consumer Staples (continued)
Brown-Forman, Cl B	8,612	$628,848
Calavo Growers	15,603	545,481
Cal-Maine Foods	12,313	717,602
Campbell Soup	13,020	698,783
Casey’s General Stores	3,144	764,055
Church & Dwight	7,362	602,727
Clorox	4,456	662,384
Coca-Cola	10,065	640,235
Colgate-Palmolive	7,982	618,445
Conagra Brands	18,783	713,378
Constellation Brands, Cl A	2,614	672,713
Edgewell Personal Care	16,177	699,008
Flowers Foods	23,036	692,232
Fresh Del Monte Produce	21,349	590,940
General Mills	8,469	722,406
Grocery Outlet Holding*	15,125	457,834
Hershey	2,795	657,300
Hormel Foods	12,972	609,684
Hostess Brands, Cl A*	28,346	748,334
Ingredion	7,057	691,374
J & J Snack Foods	4,751	779,259
J M Smucker	4,784	736,784
John B Sanfilippo & Son	8,505	720,288
Kellogg	8,675	632,841
Keurig Dr Pepper	16,619	642,657
Kimberly-Clark	4,817	653,330
Kraft Heinz	17,273	679,693
Kroger	13,697	673,755
Lancaster Colony	4,809	996,137
McCormick	7,249	617,470
Molson Coors Beverage, Cl B	11,992	660,879
Mondelez International, Cl A	9,891	668,731
PepsiCo	3,645	676,184
Philip Morris International	6,494	647,257
Pilgrim’s Pride*	20,653	540,282
Post Holdings*	7,245	678,204
Procter & Gamble	4,511	672,861
Seneca Foods, Cl A*	11,815	759,468
SpartanNash	19,567	642,776
Sprouts Farmers Market*	23,738	814,926
Tootsie Roll Industries	17,943	806,538
TreeHouse Foods*	14,340	708,826
Tyson Foods, Cl A	7,317	484,971
Universal	11,632	661,977
USANA Health Sciences*	9,223	507,634
Walmart	4,829	736,036
WD-40	3,569	597,808
		32,544,155

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

November 30, 2022 (Continued)

Description	Shares	Fair Value
Energy — 2.3%
Chevron	4,020	$736,906
Dorian LPG*	38,191	743,579
DT Midstream	11,804	712,135
Exxon Mobil	6,813	758,560
Williams	19,504	676,789
		3,627,969
Financials — 15.8%
Allstate	5,539	741,672
American Financial Group	4,916	699,154
AMERISAFE	14,132	839,017
Assurant	3,733	478,645
BancFirst	5,818	593,087
Capitol Federal Financial	66,482	556,454
City Holding	7,467	761,037
Commerce Bancshares	9,159	686,192
CVB Financial	24,419	700,337
Employers Holdings	17,045	792,081
Encore Capital Group*	9,286	468,014
EZCORP, Cl A*	77,028	771,821
First Horizon	28,092	698,086
Hanover Insurance Group	4,863	716,320
Heritage Financial	23,166	762,161
Horace Mann Educators	19,143	738,728
KKR Real Estate Finance Trust‡	33,747	558,513
Lakeland Financial	8,549	675,029
Mercury General	16,034	581,714
NBT Bancorp	15,912	734,498
Northfield Bancorp	43,415	692,469
Northwest Bancshares	45,034	688,570
PRA Group*	16,447	565,448
ProAssurance	30,005	599,800
Progressive	5,656	747,440
Provident Financial Services	26,643	600,267
RenaissanceRe Holdings	5,156	974,021
RLI	5,806	755,186
Safety Insurance Group	7,483	686,490
Selective Insurance Group	8,484	815,482
Southside Bancshares	16,126	586,019
Stellar Bancorp	20,931	707,688
Travelers	4,088	775,943
TrustCo Bank NY	19,209	746,078
Universal Insurance Holdings	52,571	577,755
Westamerica BanCorp	10,813	667,703
		24,738,919
Description	Shares	Fair Value
Health Care — 15.4%
AbbVie	4,559	$734,820
AmerisourceBergen, Cl A	4,485	765,544
Amgen	2,625	751,800
Amphastar Pharmaceuticals*	17,145	505,606
Baxter International	10,884	615,273
Becton Dickinson	2,635	657,010
Bristol-Myers Squibb	8,742	701,808
Chemed	1,349	701,480
Collegium Pharmaceutical*	36,106	789,638
Computer Programs and Systems*	19,075	564,620
CVS Health	6,716	684,226
DaVita*	7,411	546,413
Eagle Pharmaceuticals*	15,563	565,248
Encompass Health	12,586	736,029
Exelixis*	29,823	509,377
Gilead Sciences	10,760	945,050
HealthEquity*	8,481	538,374
HealthStream*	25,948	659,079
ICU Medical*	3,572	568,770
Innoviva*	45,486	597,231
Jazz Pharmaceuticals*	4,189	657,296
Johnson & Johnson	3,705	659,490
LHC Group*	3,942	644,162
McKesson	1,910	729,009
Merck	7,309	804,868
Meridian Bioscience*	20,379	652,128
Mesa Laboratories	2,997	507,002
Neurocrine Biosciences*	6,911	878,112
Omnicell*	5,833	301,041
Perrigo PLC	15,073	485,803
Pfizer	12,898	646,577
Prestige Consumer Healthcare*	10,653	654,733
Quest Diagnostics	4,685	711,324
QuidelOrtho*	6,352	556,499
Supernus Pharmaceuticals*	20,046	736,089
United Therapeutics*	2,848	797,127
Vir Biotechnology*	22,949	647,621
		24,206,277
Industrials — 10.0%
3M	4,517	569,006
Aerojet Rocketdyne Holdings*	15,746	818,793
CACI International, Cl A*	2,186	682,688
Curtiss-Wright	4,530	800,225
FTI Consulting*	3,964	685,058
Heartland Express	41,082	687,713

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

November 30, 2022 (Continued)

Description	Shares	Fair Value
Industrials (continued)
Huntington Ingalls Industries	2,947	$683,586
KBR	12,225	631,666
L3Harris Technologies	2,625	596,085
Landstar System	4,211	728,419
Leidos Holdings	6,373	696,760
Lockheed Martin	1,494	724,874
MDU Resources Group	22,926	721,939
Mercury Systems*	11,145	566,389
MSC Industrial Direct, Cl A	7,858	674,452
National Presto Industries	9,034	624,430
Northrop Grumman	1,330	709,276
NV5 Global*	4,725	682,810
Park Aerospace	52,489	694,429
Science Applications International	6,774	745,885
Stericycle*	13,444	700,836
Waste Management	3,921	657,630
Werner Enterprises	15,281	672,058
		15,755,007
Information Technology — 2.5%
CSG Systems International	9,861	609,804
International Business Machines	4,859	723,505
Knowles*	33,603	524,207
MAXIMUS	9,636	677,411
OSI Systems*	6,713	593,966
Rogers*	2,400	261,696
Western Union	38,212	560,188
		3,950,777
Materials — 3.0%
AptarGroup	6,007	637,583
Clearwater Paper*	18,416	718,776
NewMarket	2,072	654,793
Newmont	14,288	678,251
Royal Gold	6,140	689,707
Silgan Holdings	14,699	777,578
Sonoco Products	10,236	628,183
		4,784,871
Real Estate — 6.1%
Apartment Income‡	14,673	558,308
Community Healthcare Trust‡	16,232	572,340
Corporate Office Properties Trust‡	23,505	652,733
Easterly Government Properties, Cl A‡	33,000	522,720
First Industrial Realty Trust‡	12,350	624,293
Four Corners Property Trust‡	22,464	609,673
Getty Realty‡	21,882	722,543
Description	Shares	Fair Value
Real Estate (continued)
Healthcare Realty Trust, Cl A‡	24,934	$511,895
Lexington Realty Trust‡	59,780	643,233
LTC Properties‡	14,995	589,154
National Retail Properties‡	13,697	634,993
Omega Healthcare Investors‡	20,299	614,654
Physicians Realty Trust‡	36,536	545,482
Rayonier‡	16,967	608,776
Sabra Health Care‡	41,694	538,270
Universal Health Realty Income Trust‡	11,869	623,004
		9,572,071
Utilities — 16.3%
ALLETE	10,309	682,456
Alliant Energy	10,541	593,458
Ameren	6,921	618,184
American Electric Power	6,506	629,781
American States Water	7,252	710,624
Avista	14,918	615,815
Black Hills	8,464	606,276
California Water Service Group	10,581	687,024
Chesapeake Utilities	4,702	562,970
CMS Energy	9,298	567,829
Consolidated Edison	6,532	640,397
Dominion Energy	7,798	476,536
DTE Energy	5,927	687,592
Duke Energy	5,841	583,691
Essential Utilities	12,419	599,093
Evergy	9,423	557,936
Eversource Energy	7,098	588,140
FirstEnergy	16,146	665,861
Hawaiian Electric Industries	15,063	618,788
IDACORP	5,814	642,621
Middlesex Water	7,065	660,224
National Fuel Gas	9,077	601,170
New Jersey Resources	14,020	697,495
NiSource	21,287	594,759
Northwest Natural Holding	11,947	598,664
NorthWestern	11,757	686,726
OGE Energy	15,829	640,441
ONE Gas	7,717	670,993
Pinnacle West Capital	8,686	680,288
PNM Resources	13,329	653,121
Portland General Electric	12,493	615,030
PPL	22,019	650,001
Sempra Energy	3,913	650,301
South Jersey Industries	18,624	646,253
Southern	8,434	570,476
Southwest Gas Holdings	7,333	502,017
The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

November 30, 2022 (Concluded)

Description	Shares	Fair Value
Utilities (continued)
Spire	8,638	$640,076
UGI	14,918	576,581
Unitil	11,532	632,184
WEC Energy Group	6,179	612,586
Xcel Energy	8,723	612,529
		25,526,987
Total Common Stock (Cost $148,518,784)		156,207,267
SHORT-TERM INVESTMENT — 0.5%
Invesco Government & Agency Portfolio, CI Institutional, 3.73%(A)	722,247	$722,247
Total Short-Term Investment (Cost $722,247)		722,247
Total Investments — 100.0% (Cost $149,241,031)		$156,929,514

Percentages are based on Net Assets of $156,898,879.

‡      Real Estate Investment Trust

*       Non-income producing security.

(A)         The rate reported is the 7-day effective yield as of November 30, 2022.

Cl     — Class

PLC — Public Limited Company

As of November 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Mega Cap Equity ETF

Schedule of Investments

November 30, 2022

Sector Weightings (Unaudited)†

24.2% Health Care
21.2% Consumer Staples
13.5% Financials
8.8% Energy
8.1% Information Technology
7.9% Communication Services
5.1% Industrials
4.1% Consumer Discretionary
2.8% Materials
2.7% Utilities
1.4% Real Estate
0.2% Short-Term Investment

† Percentages based on total investments.

Description	Shares	Fair Value
COMMON STOCK — 99.8%
Communication Services — 7.9%
Alphabet, Cl A*	23,774	$2,400,936
AT&T	246,544	4,753,368
T-Mobile US*	14,826	2,245,546
Verizon Communications	120,269	4,688,086
		14,087,936
Consumer Discretionary — 4.0%
Home Depot	7,588	2,458,436
Lowe’s	11,526	2,449,851
Target	13,679	2,285,351
		7,193,638
Consumer Staples — 21.2%
Altria Group	145,702	6,786,799
Colgate-Palmolive	60,866	4,715,897
Costco Wholesale	4,478	2,414,762
Kraft Heinz	116,829	4,597,221
PepsiCo	24,750	4,591,373
Philip Morris International	73,399	7,315,679
Procter & Gamble	16,685	2,488,735
Walmart	31,578	4,813,118
		37,723,584
Energy — 8.8%
Chevron	24,845	4,554,337
ConocoPhillips	53,465	6,603,462
Exxon Mobil	40,558	4,515,728
		15,673,527
Description	Shares	Fair Value
Financials — 13.5%
American Express	15,135	$2,385,124
American International Group	39,423	2,487,986
Bank of New York Mellon	53,364	2,449,408
Capital One Financial	21,195	2,188,172
Citigroup	98,005	4,744,422
JPMorgan Chase	17,852	2,466,789
Morgan Stanley	27,347	2,545,185
US Bancorp	105,877	4,805,757
		24,072,843
Health Care — 24.3%
AbbVie	46,048	7,422,017
Amgen	16,625	4,761,400
Bristol-Myers Squibb	58,016	4,657,524
CVS Health	23,727	2,417,307
Eli Lilly	12,411	4,605,474
Gilead Sciences	28,639	2,515,363
Johnson & Johnson	12,917	2,299,226
Merck	44,410	4,890,429
Pfizer	144,826	7,260,127
UnitedHealth Group	4,046	2,216,237
		43,045,104
Industrials — 5.1%
3M	17,864	2,250,328
General Dynamics	8,993	2,269,743
Lockheed Martin	9,235	4,480,730
		9,000,801
Information Technology — 8.1%
Accenture PLC, Cl A	7,914	2,381,560
Apple	14,653	2,169,084
International Business Machines	32,499	4,839,101
QUALCOMM	19,098	2,415,706
Texas Instruments	13,989	2,524,455
		14,329,906
Materials — 2.8%
Dow	96,160	4,901,275
Real Estate — 1.4%
Simon Property Group‡	20,618	2,462,614
Utilities — 2.7%
Duke Energy	48,234	4,820,024
Total Common Stock (Cost $168,036,797)		177,311,252

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Mega Cap Equity ETF

Schedule of Investments

November 30, 2022 (Concluded)

Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency Portfolio, CI Institutional, 3.73%(A)	414,266	$414,266
Total Short-Term Investment (Cost $414,266)		414,266
Total Investments — 100.0% (Cost $168,451,063)		$177,725,518

Percentages are based on Net Assets of $177,680,465.

‡      Real Estate Investment Trust

*       Non-income producing security.

(A)         The rate reported is the 7-day effective yield as of November 30, 2022.

Cl     — Class

PLC — Public Limited Company

As of November 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Small Cap Equity ETF

Schedule of Investments

November 30, 2022

Sector Weightings (Unaudited)†

25.7% Financials
18.6% Consumer Discretionary
12.9% Health Care
12.5% Consumer Staples
10.5% Industrials
7.8% Utilities
4.3% Materials
3.1% Real Estate
1.6% Information Technology
1.4% Energy
1.2% Communication Services
0.4% Short-Term Investment

† Percentages based on total investments.

Description	Shares	Fair Value
COMMON STOCK†† — 99.6%
Communication Services — 1.2%
ATN International	15,853	$767,444
Consumer Discretionary — 18.6%
Asbury Automotive Group*	4,128	774,495
Buckle	24,117	1,059,943
G-III Apparel Group*	32,496	702,889
Group 1 Automotive	4,157	803,714
Haverty Furniture	25,609	807,452
MDC Holdings	21,338	691,991
Meritage Homes*	8,664	748,656
Movado Group	20,627	663,983
Patrick Industries	12,471	697,503
Perdoceo Education*	54,153	777,096
Shoe Carnival	31,920	843,007
Sonic Automotive, Cl A	17,100	908,694
Sturm Ruger	11,100	609,723
Tri Pointe Homes*	42,115	776,601
Vista Outdoor*	24,633	688,985
Zumiez*	26,733	621,542
		12,176,274
Consumer Staples — 12.5%
B&G Foods	29,120	386,714
Calavo Growers	17,802	622,358
Cal-Maine Foods	14,211	828,217
Hostess Brands, Cl A*	31,961	843,770
J & J Snack Foods	5,380	882,428
Description	Shares	Fair Value
Consumer Staples (continued)
John B Sanfilippo & Son	9,754	$826,066
Tootsie Roll Industries	20,553	923,857
TreeHouse Foods*	16,558	818,462
Universal	13,600	773,976
USANA Health Sciences*	10,405	572,691
WD-40	4,056	679,380
		8,157,919
Energy — 1.4%
Dorian LPG	45,467	885,242

Financials — 25.7%
Ambac Financial Group*	62,673	1,019,064
Ameris Bancorp	15,595	824,663
BankUnited	19,168	703,849
Capitol Federal Financial	76,535	640,598
Customers Bancorp*	19,839	640,205
Employers Holdings	19,173	890,969
Encore Capital Group*	21,214	1,069,186
Enova International*	21,494	867,068
Hilltop Holdings	25,942	773,072
HomeStreet	20,365	555,965
Horace Mann Educators	22,112	853,302
Lakeland Financial	9,450	746,172
Mercury General	25,628	929,784
Mr Cooper Group*	16,558	747,759
Pathward Financial	21,696	944,426
Piper Sandler	5,919	850,324
PRA Group*	18,840	647,719
Safety Insurance Group	8,733	801,165
TrustCo Bank NY	21,832	847,955
Universal Insurance Holdings	59,295	651,652
Westamerica BanCorp	12,475	770,331
		16,775,228
Health Care — 12.9%
Amphastar Pharmaceuticals*	19,765	582,870
Arcus Biosciences*	27,971	983,741
Collegium Pharmaceutical*	40,833	893,018
Eagle Pharmaceuticals*	17,482	634,946
Fulgent Genetics*	11,711	424,758
Innoviva*	103,912	1,364,364
iTeos Therapeutics*	28,056	565,328
Meridian Bioscience*	22,839	730,848
Prestige Consumer Healthcare*	12,378	760,752
uniQure*	29,973	793,086
Vir Biotechnology*	25,406	716,957
		8,450,668

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Small Cap Equity ETF

Schedule of Investments

November 30, 2022 (Concluded)

Description	Shares	Fair Value
Industrials — 10.5%
Aerojet Rocketdyne Holdings*	17,946	$933,193
Boise Cascade	10,659	789,192
Encore Wire	6,041	882,651
Heartland Express	47,488	794,949
Heidrick & Struggles International	23,442	696,227
Insteel Industries	25,327	746,893
Matson	8,948	570,524
Mueller Industries	10,990	755,782
National Presto Industries	10,174	703,227
		6,872,638
Information Technology — 1.6%
Kulicke & Soffa Industries	15,297	733,491
Rogers*	2,752	300,078
		1,033,569
Materials — 4.3%
AdvanSix	19,129	787,350
Mercer International	49,465	682,617
TimkenSteel*	43,202	807,877
Trinseo	21,302	525,094
		2,802,938
Real Estate — 3.1%
Easterly Government Properties, Cl A‡	38,507	609,951
LTC Properties‡	17,498	687,496
Universal Health Realty Income Trust‡	13,971	733,338
		2,030,785
Utilities — 7.8%
American States Water	8,161	799,697
Avista	17,518	723,143
California Water Service Group	12,015	780,134
Chesapeake Utilities	5,402	646,781
Middlesex Water	7,981	745,824
Northwest Natural Holding	13,823	692,671
Unitil	13,366	732,724
		5,120,974
Total Common Stock (Cost $64,862,708)		65,073,679
Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.4%
Invesco Government & Agency Portfolio, CI Institutional, 3.73%(A)	252,250	$252,250
Total Short-Term Investment (Cost $252,250)		252,250
Total Investments — 100.0% (Cost $65,114,958)		$65,325,929

Percentages are based on Net Assets of $65,314,393.

††    Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡      Real Estate Investment Trust

*       Non-income producing security.

(A)         The rate reported is the 7-day effective yield as of November 30, 2022.

Cl — Class

As of November 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Quality Growth ETF

Schedule of Investments

November 30, 2022

Description	Shares	Fair Value
COMMON STOCK†† — 99.6%
Communication Services — 4.1%
Alphabet, Cl A*	11,811	$1,192,793
Consumer Discretionary — 4.1%
Choice Hotels International	578	71,221
H&R Block	2,216	96,861
Lululemon Athletica*	1,708	649,569
Malibu Boats, Cl A*	284	16,390
NVR*	42	194,839
Skyline Champion*	687	35,717
Williams-Sonoma	941	110,003
XPEL*	270	18,509
		1,193,109
Consumer Staples — 5.2%
Colgate-Palmolive	11,870	919,688
Medifast	188	23,697
Monster Beverage*	5,604	576,427
		1,519,812
Energy — 5.1%
Coterra Energy	11,141	310,945
Magnolia Oil & Gas, Cl A	2,833	73,885
Matador Resources	1,594	105,778
Pioneer Natural Resources	3,237	763,900
Texas Pacific Land	91	235,921
		1,490,429
Financials — 3.8%
Arch Capital Group*	4,980	298,352
Cohen & Steers	345	22,856
Everest Re Group	538	181,812
Houlihan Lokey, Cl A	974	95,793
Kinsale Capital Group	288	88,764
MarketAxess Holdings	520	139,318
Description	Shares	Fair Value
Financials (continued)
Moelis, Cl A	1,090	$47,110
PJT Partners	518	39,891
Tradeweb Markets, Cl A	3,242	199,254
		1,113,150
Health Care — 29.1%
ABIOMED*	649	245,186
AmerisourceBergen, Cl A	2,131	363,740
Chemed	204	106,080
Corcept Therapeutics*	1,285	32,485
Edwards Lifesciences*	8,440	651,989
Exelixis*	4,396	75,084
Globus Medical, Cl A*	1,345	99,382
Halozyme Therapeutics*	2,022	115,780
Horizon Therapeutics*	3,091	309,996
Incyte*	2,601	207,222
Merck	14,286	1,573,174
Meridian Bioscience*	602	19,264
Mettler-Toledo International*	314	461,442
Moderna*	4,791	842,785
Neurocrine Biosciences*	1,201	152,599
Regeneron Pharmaceuticals*	1,474	1,108,006
STAAR Surgical*	678	38,721
Tandem Diabetes Care*	1,042	43,816
Veeva Systems, Cl A*	2,169	412,891
Vertex Pharmaceuticals*	3,223	1,019,757
Waters*	848	293,917
West Pharmaceutical Services	1,043	244,750
		8,418,066
Industrials — 10.8%
Atkore*	586	71,580
Copart*	6,080	404,685
Expeditors International of Washington	2,315	268,679
Exponent	717	74,145
Landstar System	503	87,009
Lockheed Martin	2,635	1,278,476
Mueller Industries	779	53,572
NV5 Global*	192	27,746
Old Dominion Freight Line	1,359	411,247
Robert Half International	1,526	120,218
Rollins	3,413	138,022
Trex*	1,560	71,588
TriNet Group*	509	36,887
UFP Industries	843	69,008
		3,112,862

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Quality Growth ETF

Schedule of Investments

November 30, 2022 (Concluded)

Description	Shares	Fair Value
Information Technology — 35.7%
Accenture PLC, Cl A	3,199	$962,675
ACI Worldwide*	1,735	36,262
Adobe*	2,284	787,820
Apple	8,391	1,242,120
Badger Meter	415	48,065
Cadence Design Systems*	3,716	639,301
Datadog, Cl A*	3,971	300,922
Fortinet*	11,311	601,293
Jabil	1,754	126,622
Jack Henry & Associates	1,005	190,297
KLA	2,093	822,863
Kulicke & Soffa Industries	773	37,065
Lightwave Logic*	1,655	13,124
Manhattan Associates*	871	109,694
Mastercard, Cl A	2,769	986,871
Microsoft	3,887	991,728
Monolithic Power Systems	612	233,760
Power Integrations	819	65,913
Qualys*	495	61,043
Silicon Laboratories*	469	68,211
SPS Commerce*	496	70,561
Synopsys*	2,122	720,504
Texas Instruments	6,775	1,222,616
		10,339,330
Materials — 1.7%
CF Industries Holdings	2,705	292,654
Louisiana-Pacific	1,148	73,242
Royal Gold	913	102,557
Warrior Met Coal	779	28,683
		497,136
Total Common Stock (Cost $29,349,477)		28,876,687
Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.5%
Invesco Government & Agency Portfolio, CI Institutional, 3.73%(A)	151,450	$151,450
Total Short-Term Investment (Cost $151,450)		151,450
Total Investments — 100.1% (Cost $29,500,927)		$29,028,137

Percentages are based on Net Assets of $29,005,465.

††    Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*       Non-income producing security.

(A)         The rate reported is the 7-day effective yield as of November 30, 2022.

Cl     — Class

PLC — Public Limited Company

As of November 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Assets and Liabilities

November 30, 2022

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	ETC 6 Meridian Low Beta Equity Strategy ETF	ETC 6 Meridian Mega Cap Equity ETF
Assets:
Investments, at Cost	$310,224,443	$149,241,031	$168,451,063
Investments at Fair Value	$324,699,019	$156,929,514	$177,725,518
Receivable for Investment Securities Sold	2,516,250	—	—
Dividends Receivable	949,894	343,666	530,422
Deposits at Broker for Options	9,968	—	—
Total Assets	328,175,131	157,273,180	178,255,940

Liabilities:
Options Written, at Value (Premiums Received $4,518,664, $— and $—, respectively)	9,214,936	—	—
Payable for Investment Securities Purchased	3,081,367	—	—
Income Distributions Payable	714,768	229,595	412,762
Advisory Fees Payable	154,332	76,301	86,264
Payable due to Administrator	17,710	8,756	9,899
Payable for Trustees’ Fee	17,516	8,327	9,811
Audit Expenses	17,000	17,000	17,000
Chief Compliance Officer Fees Payable	2,707	1,287	1,516
Other Accrued Expenses	79,401	33,035	38,223

Total Liabilities	13,299,737	374,301	575,475

Net Assets	$314,875,394	$156,898,879	$177,680,465

Net Assets Consist of:
Paid-in Capital	$352,689,323	$161,261,218	$195,298,945
Total Distributable Earnings (Accumulated Losses)	(37,813,929)	(4,362,339)	(17,618,480)

Net Assets	$314,875,394	$156,898,879	$177,680,465

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	9,775,000	4,600,000	5,125,000
Net Asset Value, Offering and Redemption Price Per Share	$32.21	$34.11	$34.67

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Assets and Liabilities

November 30, 2022 (Concluded)

	ETC 6 Meridian Small Cap Equity ETF	ETC 6 Meridian Quality Growth ETF
Assets:
Investments, at Cost	$65,114,958	$29,500,927
Investments at Fair Value	$65,325,929	$29,028,137
Dividends Receivable	151,706	38,651
Total Assets	65,477,635	29,066,788

Liabilities:
Income Distributions Payable	85,484	10,465
Advisory Fees Payable	31,443	13,851
Audit Expenses	17,000	17,000
Transfer Agent Fees Payable	12,425	12,424
Payable due to Administrator	3,608	1,595
Payable for Trustees’ Fee	3,310	1,481
Chief Compliance Officer Fees Payable	511	229
Other Accrued Expenses	9,461	4,278

Total Liabilities	163,242	61,323

Net Assets	$65,314,393	$29,005,465

Net Assets Consist of:
Paid-in Capital	$73,176,650	$34,846,091
Total Distributable Earnings (Accumulated Losses)	(7,862,257)	(5,840,626)

Net Assets	$65,314,393	$29,005,465

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,475,000	1,325,000
Net Asset Value, Offering and Redemption Price Per Share	$44.28	$21.89

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Operations

For the year ended November 30, 2022

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	ETC 6 Meridian Low Beta Equity Strategy ETF	ETC 6 Meridian Mega Cap Equity ETF
Investment Income:
Dividend Income	$8,302,708	$3,058,224	$4,964,687

Total Investment Income	8,302,708	3,058,224	4,964,687

Expenses:
Advisory Fees	1,669,025	881,001	987,537
Interest Expense on Broker Account	110,027	—	—
Chief Compliance Officer Fees	15,272	8,152	9,038
Administration Fees	191,527	101,098	113,324
Trustees’ Fees	64,467	33,882	37,781
Transfer Agent Fees	31,135	36,897	42,132
Printing Fees	9,201	4,836	5,149
Custodian Fees	30,757	15,760	19,886
Pricing Fees	851	2,527	682
Legal Fees	34,176	18,080	20,555
Audit Fees	16,750	16,750	16,750
Registration Fees	17,201	13,867	13,226
Other Fees	44,998	23,514	24,786
Total Expenses	2,235,387	1,156,364	1,290,846

Net Investment Income (Loss)	6,067,321	1,901,860	3,673,841

Net Realized Gain (Loss) on:
Investments(1)	452,372	3,032,518	(810,644)
Written Options	27,389,078	—	—

Net Unrealized Appreciation (Depreciation) on:
Investments	4,425,957	(373,123)	3,270,271
Written Options	(6,272,736)	—	—
Net Realized and Unrealized Gain (Loss) on Investments	25,994,671	2,659,395	2,459,627

Net Increase (Decrease) in Net Assets Resulting from Operations	$32,061,992	$4,561,255	$6,133,468

(1)          Includes realized gains (losses) as a result of in-kind transactions (See Note 4 in Notes to the Financial Statements).

Amounts designated as “—” are $0.
The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Operations

For the year ended November 30, 2022 (Concluded)

	ETC 6 Meridian Small Cap Equity ETF	ETC 6 Meridian Quality Growth ETF
Investment Income:
Dividend Income	$1,328,361	$289,562

Total Investment Income	1,328,361	289,562

Expenses:
Advisory Fees	380,802	165,098
Chief Compliance Officer Fees	3,518	1,521
Administration Fees	43,699	18,946
Trustees’ Fees	14,459	6,284
Transfer Agent Fees	37,883	34,412
Printing Fees	2,003	933
Custodian Fees	6,016	2,852
Pricing Fees	925	1,011
Offering Cost Fees	—	21,061
Legal Fees	8,028	3,504
Audit Fees	16,750	16,750
Registration Fees	11,985	10,640
Other Fees	13,474	10,096
Advisory Waiver Recapture (Note 3)	13,217	—
Total Expenses	552,759	293,108
Less: Advisory Fee Waiver (Note 3)	—	(22,457)

Net Investment Income (Loss)	775,602	18,911

Net Realized Gain (Loss) on:
Investments(1)	(200,396)	(4,010,417)

Net Unrealized Appreciation (Depreciation) on:
Investments	(6,437,296)	(1,389,798)
Net Realized and Unrealized Gain (Loss) on Investments	(6,637,692)	(5,400,215)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,862,090)	$(5,381,304)

(1)          Includes realized gains (losses) as a result of in-kind transactions (See Note 4 in Notes to the Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
	Year ended November 30, 2022	Year ended November 30, 2021
Operations:
Net Investment Income (Loss)	$6,067,321	$3,987,999
Net Realized Gain (Loss)(1)	27,841,450	26,544,433
Net Change in Unrealized Appreciation (Depreciation)	(1,846,779)	(3,640,144)

Net Increase (Decrease) in Net Assets Resulting from Operations	32,061,992	26,892,288

Distributions:	(6,013,160)	(3,938,003)

Capital Share Transactions:
Issued	275,960,830	368,553,550
Redeemed	(233,753,485)	(347,412,571)
Increase (Decrease) in Net Assets from Capital Share Transactions	42,207,345	21,140,979

Total Increase (Decrease) in Net Assets	68,256,177	44,095,264

Net Assets:
Beginning of Year	246,619,217	202,523,953
End of Year	$314,875,394	$246,619,217

Share Transactions:
Issued	9,100,000	12,725,000
Redeemed	(7,675,000)	(11,975,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,425,000	750,000

(1)          Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets
(Continued)

	ETC 6 Meridian Low Beta Equity Strategy ETF
	Year ended November 30, 2022	Year ended November 30, 2021
Operations:
Net Investment Income (Loss)	$1,901,860	$787,029
Net Realized Gain (Loss)(1)	3,032,518	18,088,315
Net Change in Unrealized Appreciation (Depreciation)	(373,123)	(1,643,112)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,561,255	17,232,232

Distributions:	(1,949,810)	(812,365)

Capital Share Transactions:
Issued	78,183,774	93,154,294
Redeemed	(60,945,391)	(65,807,713)
Increase (Decrease) in Net Assets from Capital Share Transactions	17,238,383	27,346,581

Total Increase (Decrease) in Net Assets	19,849,828	43,766,448

Net Assets:
Beginning of Year	137,049,051	93,282,603
End of Year	$156,898,879	$137,049,051

Share Transactions:
Issued	2,350,000	2,775,000
Redeemed	(1,825,000)	(1,950,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	525,000	825,000

(1)          Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets
(Continued)

	ETC 6 Meridian Mega Cap Equity ETF
	Year ended November 30, 2022	Year ended November 30, 2021
Operations:
Net Investment Income (Loss)	$3,673,841	$2,565,082
Net Realized Gain (Loss)(1)	(810,644)	30,886,423
Net Change in Unrealized Appreciation (Depreciation)	3,270,271	(7,036,859)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,133,468	26,414,646

Distributions:	(3,543,151)	(2,635,002)

Capital Share Transactions:
Issued	166,757,012	225,065,126
Redeemed	(150,347,117)	(205,991,448)
Increase (Decrease) in Net Assets from Capital Share Transactions	16,409,895	19,073,678

Total Increase (Decrease) in Net Assets	19,000,212	42,853,322

Net Assets:
Beginning of Year	158,680,253	115,826,931
End of Year	$177,680,465	$158,680,253

Share Transactions:
Issued	4,900,000	6,850,000
Redeemed	(4,375,000)	(6,225,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	525,000	625,000

(1)          Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets
(Continued)

	ETC 6 Meridian Small Cap Equity ETF
	Year ended November 30, 2022	Year ended November 30, 2021
Operations:
Net Investment Income (Loss)	$775,602	$457,264
Net Realized Gain (Loss)(1)	(200,396)	14,570,660
Net Change in Unrealized Appreciation (Depreciation)	(6,437,296)	248,109

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,862,090)	15,276,033

Distributions:	(834,121)	(415,999)

Capital Share Transactions:
Issued	41,576,787	58,895,529
Redeemed	(32,138,306)	(43,606,590)
Increase (Decrease) in Net Assets from Capital Share Transactions	9,438,481	15,288,939

Total Increase (Decrease) in Net Assets	2,742,270	30,148,973

Net Assets:
Beginning of Year	62,572,123	32,423,150
End of Year	$65,314,393	$62,572,123

Share Transactions:
Issued	900,000	1,325,000
Redeemed	(700,000)	(975,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	200,000	350,000

(1)          Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Statements of Changes in Net Assets
(Concluded)

	ETC 6 Meridian Quality Growth ETF
	Year ended November 30, 2022	Period Ended November 30, 2021(1)
Operations:
Net Investment Income (Loss)	$18,911	$(15,182)
Net Realized Gain (Loss)(2)	(4,010,417)	333,599
Net Change in Unrealized Appreciation (Depreciation)	(1,389,798)	917,008

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,381,304)	1,235,425

Distributions:	(10,465)	(222)

Capital Share Transactions:
Issued	19,776,131	28,170,071
Redeemed	(10,821,406)	(3,962,765)
Increase (Decrease) in Net Assets from Capital Share Transactions	8,954,725	24,207,306

Total Increase (Decrease) in Net Assets	3,562,956	25,442,509

Net Assets:
Beginning of Year/Period	25,442,509	—
End of Year/Period	$29,005,465	$25,442,509

Share Transactions:
Issued	850,000	1,100,000
Redeemed	(475,000)	(150,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	375,000	950,000

(1)          Commenced operations on May 10, 2021.

(2)          Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Financial Highlights

Selected Per Share Data & Ratios

Year or Period Ended November 30.

For a Share Outstanding Throughout the Year or Period

	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital		Total Distributions	Net Asset Value, End of Year/ Period	Net Asset Value, Total Return(1)	Net Assets End of Year/ Period (000)	Ratio of Expenses to Average Net Assets (Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(2)
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
2022	$29.54	$0.67	$2.66	$3.33	$(0.66)	$—	$—		$(0.66)	$32.21	11.44%	$314,875	0.82	%(8)	0.82	%(8)	2.22	%(8)	164%
2021	26.65	0.50	2.88	3.38	(0.49)	—	—		(0.49)	29.54	12.76	246,619	0.84	(7)	0.84	(7)	1.72	(7)	171
2020(3)	25.34	0.25	1.30	1.55	(0.24)	—	—		(0.24)	26.65	6.14	202,524	0.87	(4)(5)	0.87	(4)(5)	1.71	(4)(5)	49
ETC 6 Meridian Low Beta Equity Strategy ETF
2022	$33.63	$0.44	$0.49	$0.93	$(0.45)	$—	$—		$(0.45)	$34.11	2.80%	$156,899	0.80%		0.80%		1.32%		73%
2021	28.70	0.21	4.94	5.15	(0.22)	—	—		(0.22)	33.63	17.96	137,049	0.82		0.82		0.64		70
2020(3)	25.54	0.10	3.15	3.25	(0.09)	—	—		(0.09)	28.70	12.72	93,283	0.88	(4)	0.88	(4)	0.65	(4)	13
ETC 6 Meridian Mega Cap Equity ETF
2022	$34.50	$0.77	$0.14	$0.91	$(0.74)	$—	$—		$(0.74)	$34.67	2.73%	$177,680	0.80%		0.80%		2.27%		160%
2021	29.14	0.58	5.39	5.97	(0.58)	(0.03)	—		(0.61)	34.50	20.59	158,680	0.82		0.82		1.76		166
2020(3)	25.38	0.27	3.74	4.01	(0.25)	—	—		(0.25)	29.14	15.88	115,827	0.86	(4)	0.86	(4)	1.72	(4)	38
ETC 6 Meridian Small Cap Equity ETF
2022	$49.08	$0.56	$(4.76)	$(4.20)	$(0.60)	$—	$—		$(0.60)	$44.28	(8.58)%	$65,314	0.89%		0.89%		1.24%		91%
2021	35.05	0.40	14.00	14.40	(0.37)	—	—		(0.37)	49.08	41.20	62,572	0.88		0.88		0.87		104
2020(3)	26.43	0.13	8.60	8.73	(0.11)	—	—		(0.11)	35.05	33.11	32,423	1.00	(4)	1.10	(4)	0.76	(4)	29
ETC 6 Meridian Quality Growth ETF
2022	$26.78	$0.02	$(4.90)	$(4.88)	$(0.01)	$—	$—		$(0.01)	$21.89	(18.23)%	$29,005	1.00%		1.08%		0.07%		84%
2021(6)	24.28	(0.03)	2.53	2.50	—	—	—	**	—	26.78	10.30	25,443	1.00	(4)	1.52	(4)	(0.18	)(4)	40

*       Per share data calculated using average shares method.

**     Amount represents less than $0.01.

(1)          Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)          Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(3)          Commenced operations on May 8, 2020.

(4)          Annualized.

(5)          The expense ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.83%, 0.83% and 1.75%.

(6)          Commenced operations on May 10, 2021.

(7)          The expense and investment income ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.80%, 0.80% and 1.76%.

(8)          The expense and investment income ratio includes interest expense. Had this expense been excluded the ratio’s would have been 0.78%, 0.78% and 2.26%.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

ETC 6 Meridian

Notes to the Financial Statements

November 30, 2022

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Small Cap Equity ETF and ETC 6 Meridian Quality Growth ETF (each, a “Fund” and collectively, the “Funds”). Each Fund seeks to provide capital appreciation. The ETC 6 Meridian Low Beta Equity Strategy ETF and ETC 6 Meridian Small Equity ETF are classified as “diversified” under the 1940 Act. The ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF and ETC 6 Meridian Quality Growth ETF are classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 6). Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Funds. The Funds, other than the ETC 6 Meridian Quality Growth ETF, commenced operations on May 8, 2020. The ETC 6 Meridian Quality Growth ETF commenced operations on May 10, 2021.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares, typically 25,000 shares, called “Creation Units”. Transactions for each Fund are generally conducted in exchange for the deposit or delivery of a portfolio of in-kind securities constituting a substantial replication, or a representation, of the securities closely approximating the holdings of that Fund and a specified amount of cash. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Security Valuation — The Funds record their investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask price

ETC 6 Meridian

Notes to the Financial Statements

November 30, 2022 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Funds through a Fair Value Committee (the “Committee”) established by the Adviser and approved new Adviser Fair Value Procedures for the Funds. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Trust’s Board and were implemented through a Fair Value Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, a Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to, government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement

ETC 6 Meridian

Notes to the Financial Statements

November 30, 2022 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•        Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•        Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•        Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the year ended November 30, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of November 30, 2022, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years remain open and subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Counterparty Risk and Collateral — The ETC 6 Meridian Hedged Equity-Index Option Strategy ETF invests in exchange-traded derivatives, such as futures and exchange-traded options. Counterparty risk on these derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures, the Fund is required to deposit collateral in the amount specified by the clearinghouse and the clearing firm (“margin requirement”), and the margin requirement must be maintained over the life of the contract. Collateral for exchange-traded derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used. Cash posted by the Fund, if any, is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the Fund. Securities posted by the Fund, if any, are noted in the accompanying schedule of investments. Both forms of collateral remain in the Fund’s assets. Exchange-traded derivatives may only be closed out on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions.

Options — The ETC 6 Meridian Hedged Equity-Index Option Strategy ETF may purchase and sell put and call options. A call option gives a holder the right to purchase a specific security or an index at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the “writer,” i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of

ETC 6 Meridian

Notes to the Financial Statements

November 30, 2022 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. The ETC 6 Meridian Hedge Equity-Index Option Strategy ETF entered into written and purchased options during the year ended November 30, 2022. These options were index options composed entirely of equity risk.

Options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. Refer to the Fund’s Schedule of Investments for details regarding open option contracts as of November 30, 2022, if applicable. The amount of realized gain (loss) on Purchased and/or Written Options is presented on the Statements of Operations as “Net Realized Gain (Loss) on Purchased and Written Options”. The change in the net fair value of the Purchased and/or Written Options is included in the Statement of Operations as “Net Change in Unrealized Appreciation (Depreciation) on Purchased and Written Options”.

For the year ended November 30, 2022, the average quarterly notional amount of options held in the ETC 6 Meridian Hedged Equity-Index Option Strategy ETF were as follows:

Average Quarterly Notional Balance Long	$—
Average Quarterly Notional Balance Short	(197,058,206)

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income monthly and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Offering costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are expensed monthly from inception for each Fund. During the year ended November 30, 2022, the ETC 6 Meridian Quality Growth ETF expensed $21,061 of offering costs.

Creation Units — The Funds issue and redeem shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $500, $1,000, $500, $500 and $500 per transaction, regardless of the number of Creation Units created in a given transaction for ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Small Cap Equity ETF and ETC 6 Meridian Quality Growth ETF, respectively. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee of $500, $1,000, $500, $500 and $500 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction for ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Small Cap Equity ETF and ETC 6 Meridian Quality Growth ETF, respectively. The Funds may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

ETC 6 Meridian

Notes to the Financial Statements

November 30, 2022 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The following table discloses the Creation Unit breakdown based on the NAV as of November 30, 2022:

Fund Name	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	25,000	$500	$805,250	$500
ETC 6 Meridian Low Beta Equity Strategy ETF	25,000	1,000	852,750	1,000
ETC 6 Meridian Mega Cap Equity ETF	25,000	500	866,750	500
ETC 6 Meridian Small Cap Equity ETF	25,000	500	1,107,000	500
ETC 6 Meridian Quality Growth ETF	25,000	500	547,250	500

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of a Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

3. SERVICE PROVIDERS

Investment Advisory Agreement

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as investment adviser to the Funds, pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund and is responsible for, among other things, overseeing the Sub-Adviser (as defined below), including regular review of the Sub-Adviser’s performance, and trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

ETC 6 Meridian

Notes to the Financial Statements

November 30, 2022 (Continued)

3. SERVICE PROVIDERS (continued)

For the services it provides, each Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 0.61% of the average daily net assets of each Fund.

The Adviser has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of each Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) (the “Excluded Expenses) from exceeding 1.00% of each Fund’s average daily net assets until at least April 1, 2023. The expense limitation agreement may be terminated, without payment of any penalty: (i) by the Trust for any reason and at any time and (ii) by the Adviser, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Adviser to waive fees or reimburse expenses, the Board may permit the Adviser to retain the difference between the Funds’ total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed. The fees which were waived and/or reimbursed to a Fund by the Adviser, which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Adviser are as follows:

Fund Name	Reimbursement Amount	Expiration Date
ETC 6 Meridian Quality Growth ETF	$42,622	November 30, 2024
ETC 6 Meridian Quality Growth ETF	22,457	November 30, 2025

During the year ended November 30, 2022, the Adviser recaptured previously waived fees of $13,217 for ETC 6 Meridian Small Cap Equity ETF, which were due to expire on November 30, 2023.

Pursuant to an arrangement between the Adviser and the Sub-Adviser (defined below), the Sub-Adviser has agreed to assume the Adviser’s obligation to pay Fund expenses (except for Excluded Expenses) and has agreed, to the extent applicable, to pay the Adviser a minimum fee.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

Sub-Advisory Agreement

Madison Avenue Financial Solutions, LLC* (the “Sub-Adviser”), a Delaware limited liability company, serves as the Funds’ sub-adviser pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions for the Funds and continuously reviewing and administering the investment program of the Funds, subject to the supervision of the Adviser and the oversight of the Board.

Under the Sub-Advisory Agreement, with respect to each Fund, the Adviser pays the Sub-Adviser a fee out of the fee the Adviser receives from the Funds, calculated daily and paid monthly at an annual rate of 0.49% of the Funds’ average daily net assets.

*Effective November 1, 2022, the sub-advisory services provided to the Funds by Hightower 6M Holding, LLC (“Hightower 6M”) transitioned to the Sub-Adviser as part of an internal reorganization by Hightower Holding, LLC, which wholly owns both Hightower 6M and the Sub-Adviser.

ETC 6 Meridian

Notes to the Financial Statements

November 30, 2022 (Continued)

3. SERVICE PROVIDERS (continued)

Distribution Arrangement

The Distributor serves as each Funds underwriter and distributor of each Fund’s shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Fund’s shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in any Fund’s shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the year ended November 30, 2022, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Funds’ administrator pursuant to an administration agreement. Bank of New York Mellon serves as the Funds’ custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the year ended November 30, 2022, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

Fund Name	Purchases	Sales and Maturities
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$449,049,013	$441,307,185
ETC 6 Meridian Low Beta Equity Strategy ETF	104,714,696	105,111,248
ETC 6 Meridian Mega Cap Equity ETF	257,232,241	262,137,281
ETC 6 Meridian Small Cap Equity ETF	56,645,806	58,144,411
ETC 6 Meridian Quality Growth ETF	23,153,162	22,706,781

There were no purchases or sales of long-term U.S. Government securities by any of the Funds.

For the year ended November 30, 2022, in-kind transactions associated with creations and redemptions were:

Fund Name	Purchases	Sales	Net Realized Gain (Loss)
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$271,353,995	$229,516,177	$32,721,576
ETC 6 Meridian Low Beta Equity Strategy ETF	76,721,826	59,287,059	12,031,278
ETC 6 Meridian Mega Cap Equity ETF	165,212,499	143,764,820	20,638,414
ETC 6 Meridian Small Cap Equity ETF	41,323,875	30,471,366	6,485,592
ETC 6 Meridian Quality Growth ETF	18,899,447	10,207,997	1,197,938

ETC 6 Meridian

Notes to the Financial Statements

November 30, 2022 (Continued)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or total distributable earnings (accumulated losses) as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences primarily attributable to redemptions in-kind and net operating losses have been reclassified within the components of net assets for the period ended November 30, 2022:

Fund Name	Total Distributable Earnings (Accumulated Losses)	Paid-in Capital
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$(31,826,654)	$31,826,654
ETC 6 Meridian Low Beta Equity Strategy ETF	(11,977,016)	11,977,016
ETC 6 Meridian Mega Cap Equity ETF	(19,979,261)	19,979,261
ETC 6 Meridian Small Cap Equity ETF	(6,369,500)	6,369,500
ETC 6 Meridian Quality Growth ETF	(1,185,141)	1,185,141

The tax character of dividends and distributions paid during the year/period ended November 30, were as follows:

Fund Name	Ordinary Income	Return of Capital	Totals
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
2022	$6,013,160	$—	$6,013,160
2021	3,938,003	—	3,938,003
ETC 6 Meridian Low Beta Equity Strategy ETF
2022	$1,949,810	$—	$1,949,810
2021	812,365	—	812,365
ETC 6 Meridian Mega Cap Equity ETF
2022	$3,543,151	$—	$3,543,151
2021	2,635,002	—	2,635,002
ETC 6 Meridian Small Cap Equity ETF
2022	$834,121	$—	$834,121
2021	415,999	—	415,999
ETC 6 Meridian Quality Growth ETF
2022	$10,465	$—	$10,465
2021	—	222	222

ETC 6 Meridian

Notes to the Financial Statements

November 30, 2022 (Continued)

5. TAX INFORMATION (continued)

As of November 30, 2022, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	ETC 6 Meridian Low Beta Equity Strategy ETF	ETC 6 Meridian Mega Cap Equity ETF	ETC 6 Meridian Small Cap Equity ETF	ETC 6 Meridian Quality Growth ETF
Undistributed Ordinary Income	$805,025	$262,378	$465,171	$105,690	$18,911
Post-October Losses	(8,939,002)	—	—	—	—
Capital Loss Carryforwards	(36,889,843)	(10,747,430)	(22,505,058)	(7,395,412)	(4,832,038)
Unrealized Appreciation (Depreciation)	7,924,660	6,352,308	4,834,169	(487,050)	(1,017,035)
Other Temporary Differences	(714,769)	(229,595)	(412,762)	(85,485)	(10,464)
Total Distributable Earnings (Accumulated Losses)	$(37,813,929)	$(4,362,339)	$(17,618,480)	$(7,862,257)	$(5,840,626)

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2022 through November 30, 2022, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of November 30, 2022, the following Funds have capital loss carryforwards to offset capital gains for an unlimited period:

Fund Name	Non Expiring Short-Term	Non Expiring Long-Term	Total Capital Loss Carryforwards
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$29,630,458	$7,259,385	$36,889,843
ETC 6 Meridian Low Beta Equity Strategy ETF	8,673,213	2,074,217	10,747,430
ETC 6 Meridian Mega Cap Equity ETF	19,972,263	2,532,795	22,505,058
ETC 6 Meridian Small Cap Equity ETF	7,005,001	390,411	7,395,412
ETC 6 Meridian Quality Growth ETF	3,837,946	994,092	4,832,038

For Federal income tax purposes, the cost of securities owned at November 30, 2022, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at November 30, 2022, were as follows:

Fund Name	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	$316,774,359	$20,887,467	$(12,962,807)	$7,924,660
ETC 6 Meridian Low Beta Equity Strategy ETF	150,577,206	16,235,155	(9,882,847)	6,352,308
ETC 6 Meridian Mega Cap Equity ETF	172,891,349	12,808,649	(7,974,480)	4,834,169
ETC 6 Meridian Small Cap Equity ETF	65,812,979	5,983,761	(6,470,811)	(487,050)
ETC 6 Meridian Quality Growth ETF	30,045,172	1,984,350	(3,001,385)	(1,017,035)

ETC 6 Meridian

Notes to the Financial Statements

November 30, 2022 (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), each shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Risk information is applicable to each Fund unless otherwise noted. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in a Fund.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Funds is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Funds. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Funds may trade at a material discount to their NAV per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Models and Data Risk. The Sub-Adviser relies heavily on quantitative models as well as data and information supplied by third parties that are utilized by the models. To the extent the models do not perform as designed or as intended, the Funds’ strategy may not be successfully implemented and the Funds may lose value. If the models or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the models or data been correct and complete.

Non-Diversification Risk (ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Hedged Equity-Index Option Strategy ETF and ETC 6 Meridian Quality Growth ETF only). The Funds are a non-diversified investment company under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Funds’ performance.

Options Risk (ETC 6 Meridian Hedged Equity-Index Strategy ETF only). Options give the holder of the option the right to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Sub-Adviser’s ability to correctly predict future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Sub-Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

ETC 6 Meridian

Notes to the Financial Statements

November 30, 2022 (Concluded)

7. OTHER

At November 30, 2022, the records of the Trust, reflected in the table below, shows the total shares outstanding held by Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other Authorized Participants.

Fund Name	Number of Authorized Participants
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	3
ETC 6 Meridian Low Beta Equity Strategy ETF	4
ETC 6 Meridian Mega Cap Equity ETF	4
ETC 6 Meridian Small Cap Equity ETF	4
ETC 6 Meridian Quality Growth ETF	3

8. RECENT MARKET EVENTS

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to the COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of the Funds’ investments. The ultimate impact of the pandemic on the financial performance of the Funds’ investments is not reasonably able to be approximated at this time.

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known.

9. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements.

ETC 6 Meridian

Report of Independent Registered Public Accounting Firm

To the Shareholders of ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Small Cap Equity ETF, and ETC 6 Meridian Quality Growth ETF and

Board of Trustees of Exchange Traded Concepts Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, ETC 6 Meridian Small Cap Equity ETF, and ETC 6 Meridian Quality Growth ETF (the “Funds”), each a series of Exchange Traded Concepts Trust, as of November 30, 2022, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2022, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF ETC 6 Meridian Low Beta Equity Strategy ETF ETC 6 Meridian Mega Cap Equity ETF ETC 6 Meridian Small Cap Equity ETF	For the year ended November 30, 2022	For the years ended November 30, 2022, and 2021	For the years ended November 30, 2022, and 2021 and for the period from May 8, 2020 (commencement of operations) through November 30, 2020
ETC 6 Meridian Quality Growth ETF	For the year ended November 30, 2022	For the year ended November 30, 2022, and for the period from May 10, 2021 (commencement of operations) through November 30, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2022, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

January 24, 2023

ETC 6 Meridian

Trustees and Officers of the Trust

(Unaudited)

Set forth below is information about the Trustees of the Trust. The address of each Trustee of the Trust is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees. The SAI may be obtained without charge by calling 833-466-6383.

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee(2)	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee(3)
J. Garrett Stevens (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)	Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); President, Exchange Traded Concepts Trust (since 2011); President, Exchange Listed Funds Trust (since 2012).	20	None
Independent Trustees
Timothy Jacoby (1952)	Trustee	Since 2014	None.	38	Independent Trustee, Bridge Builder Trust (14 portfolios); Independent Trustee, Edward Jones Money Market Fund (since 2017); Audit Committee Chair, Perth Mint Physical Gold ETF (2018 to 2020).
Linda Petrone (1962)	Trustee	Since 2019	Founding Partner, Sage Search Advisors (since 2012).	38	None.
Stuart Strauss (1953)	Trustee	Since 2021	Partner, Dechert, LLP (2009 to 2020).	38	None.
Mark Zurack (1957)	Trustee	Since 2011	Professor, Columbia Business School (since 2002).	20	Independent Trustee, AQR Funds (35 portfolios) (since 2014); Independent Trustee, Exchange Listed Funds Trust (2019).

(1)          Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2)          The fund complex includes each series of the Trust and of Exchange Listed Funds Trust.

(3)          Mr. Stevens is an “interested person”of the Trust, as that term is defined in the 1940 Act, by virtue of his employment with, and ownership interest in, the Adviser.

ETC 6 Meridian

Trustees and Officers of the Trust
(Unaudited) (Concluded)

Set forth below is information about each of the persons currently serving as officers of the Trust. The address of J. Garrett Stevens, James J. Baker Jr., Richard Malinowski, Christopher W. Roleke and Matthew Fleischer is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120; and the address of Eric Olsen is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
Officers
J. Garrett Stevens (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)

Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); President, Exchange Listed Funds Trust (since 2012).

James J. Baker Jr. (1951)	Vice President	Since 2015	Managing Partner, Exchange Traded Concepts, LLC (since 2011); Managing Partner
Richard Malinowski (1983)	Vice President and Secretary	Since 2022

General Counsel, Exchange Traded Concepts, LLC (since 2022); Senior Vice President and Senior Managing Counsel, Ultimus Fund Solutions LLC, (2020 to 2022); Senior Vice President, Ultimus Fund Solutions LLC (2017 to 2020).

Christopher W. Roleke (1972)	Treasurer	Since 2022	Controller, Exchange Traded Concepts, LLC (since 2022); Managing Director/Fund Principal Financial Officer, Foreside Management Services, LLC (2011 to 2022).
Eric Olsen (1970)	Assistant Treasurer	Since 2021	Director, Fund Accounting, SEI Investments Global Funds Services (since 2021); Deputy Head of Fund Operations, Traditional Assets, Aberdeen Standard Investments (2013 to 2021).
Matthew Fleischer (1983)	Chief Compliance Officer	Since 2021

Chief Compliance Officer, Exchange Traded Concepts Trust (since 2021); Chief Compliance Officer, Exchange Listed Funds Trust (since 2021); Vice President, Compliance, Goldman Sachs Asset Management Funds (2017 to 2021); Associate Counsel, Ameriprise Financial, Columbia Threadneedle Funds (2015 to 2017).

(1)          Each officer serves at the pleasure of the Board.

ETC 6 Meridian

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of a Fund’s shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2022 to November 30, 2022) (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Funds, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Fund Name	Beginning Account Value 6/1/2022	Ending Account Value 11/30/22	Annualized Expense Ratios	Expenses Paid During Period(1)
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
Actual Fund Return	$ 1,000.00	$ 1,038.80	0.85%	$ 4.34
Hypothetical 5% Return	$ 1,000.00	$ 1,020.81	0.85%	$ 4.31
ETC 6 Meridian Low Beta Equity Strategy ETF
Actual Fund Return	$ 1,000.00	$ 1,021.40	0.81%	$ 4.10
Hypothetical 5% Return	$ 1,000.00	$ 1,021.01	0.81%	$ 4.10
ETC 6 Meridian Mega Cap Equity ETF
Actual Fund Return	$ 1,000.00	$ 1,017.70	0.81%	$ 4.10
Hypothetical 5% Return	$ 1,000.00	$ 1,021.01	0.81%	$ 4.10
ETC 6 Meridian Small Cap Equity ETF
Actual Fund Return	$ 1,000.00	$ 1,000.50	0.93%	$ 4.66
Hypothetical 5% Return	$ 1,000.00	$ 1,020.41	0.93%	$ 4.71
ETC 6 Meridian Quality Growth ETF
Actual Fund Return	$ 1,000.00	$ 1,046.70	1.00%	$ 5.13
Hypothetical 5% Return	$ 1,000.00	$ 1,020.05	1.00%	$ 5.06

(1)          Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

ETC 6 Meridian

Approval of Investment Advisory Agreements

(Unaudited)

At a meeting held on June 22, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the following agreements (the “Agreements”) with respect to the 6 Meridian Mega Cap Equity ETF (“SIXA”), ETC 6 Meridian Hedged Equity-Index Option ETF (“SIXH”), ETC 6 Meridian Low Beta Equity ETF (“SIXL”), and ETC 6 Meridian Small Cap Equity ETF (“SIXS” and, with SIXA, SIXH, and SIXL, the “Funds”):

•        a new investment advisory agreement between the Trust, on behalf of the Funds, and Exchange Traded Concepts, LLC (“ETC”); and

•        a new sub-advisory agreement between ETC and Hightower 6M Holding, LLC (“6M”)* with respect to the Funds.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved by a vote of (i) the Trustees or the shareholders of the Funds and (ii) a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and ETC and 6M are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require the Funds to disclose in their shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreements.

Although the 1940 Act requires that the Agreement be approved by the in-person vote of a majority of the Independent Trustees, the Meeting was held virtually through the internet in view of the health risks associated with holding an in-person meeting during the COVID-19 pandemic and possible restrictions on gatherings. The Meeting was held in reliance on an order issued by the Securities and Exchange Commission that provides temporary relief from the in-person voting requirements of the 1940 Act with respect to the approval of a fund’s advisory agreement in response to the challenges arising in connection with the COVID-19 pandemic.

As previously disclosed in the semi-annual report for the period ended May 31, 2022, due to an administrative error, the Board did not timely approve the continuance of the investment advisory agreement between the Trust and ETC with respect to the Funds. The Board, therefore, considered and approved the Agreements at the Meeting. In considering whether to approve the Agreements, the Board took into account the materials provided for the Meeting, the extensive discussion before and during the Meeting, including the discussion the Independent Trustees had during executive session with independent legal counsel, and its past consideration of the prior advisory agreement with ETC and prior sub-advisory agreement between ETC and 6M. The Board discussed the lapse of the prior advisory agreement and the steps being taken to address the situation. The Board noted that ETC and 6M have continued to provide uninterrupted services to the Funds. In particular, the Board noted the representation by ETC that it will continue to provide services to the Funds that are of a nature and quality at least equivalent to those provided under the prior advisory agreement and that are consistent with the terms and conditions of the prior advisory agreement. The Board further noted that the material terms of the new advisory agreement, including the compensation payable to ETC, are identical to the terms of the prior advisory agreement and that the material terms of the new sub-advisory agreement, including the compensation payable to 6M, are identical to the terms of the prior sub-advisory agreement. The Board also took into consideration (i) the nature, extent, and quality of the services provided by ETC and 6M to the Funds; (ii) each Fund’s performance; (iii) ETC’s and 6M’s costs of and profits from providing such services, including any fall-out benefits enjoyed by ETC and 6M or their respective affiliates; (iv) comparative fee and expense data for each Fund; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with shareholders; and (vi) certain other factors the Board deemed to be relevant.

*      Effective November 1, 2022, the sub-advisory services provided to the Funds by 6M transitioned to Madison Avenue Financial Solutions, LLC (“Madison Avenue”) as part of an internal reorganization by Hightower Holding, LLC, which wholly owns both 6M and Madison Avenue.

ETC 6 Meridian

Approval of Investment Advisory Agreements

(Unaudited) (Continued)

Nature, Extent and Quality of Services. With respect to the nature, extent and quality of the services to be provided to the Funds, the Board considered ETC’s and 6M’s specific responsibilities in its allocated aspects of the day-to-day management of the Funds. The Board noted that ETC’s responsibilities include overseeing the activities of 6M, while 6M is responsible for developing, implementing, and maintaining an investment program for the Funds. The Board further noted that ETC’s responsibilities also include, among other things, trading portfolio securities and other investment instruments on behalf of each Fund, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit securities and cash components, executing portfolio securities trades for purchases and redemptions of shares, monitoring compliance with various policies and procedures and applicable securities regulations, overseeing general portfolio compliance with relevant law, quarterly reporting to the Board, and implementing Board directives as they relate to the Funds. The Board noted that it had been provided with ETC’s and 6M’s registration forms on Form ADV as well as their responses to a detailed series of questions, which included a description of their respective operations, services, personnel, compliance programs, risk management programs, and financial conditions, and whether there had been any material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience and responsibilities of ETC’s and 6M’s investment personnel, the quality of each of ETC’s and 6M’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that each has appropriate compliance policies and procedures in place.

The Board considered ETC’s experience working with ETFs including other series of the Trust and other ETFs outside of the Trust. The Board also considered other services provided to the Funds by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate; administering the Funds’ business affairs; providing office facilities and equipment and certain clerical, bookkeeping and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Funds’ business activities; supervising each Fund’s registration as an investment company and the offering of shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for each Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided to the Funds by ETC and 6M.

Performance. The Board reviewed each Fund’s performance in light of its stated investment objective, noting that each Fund is actively managed. The Board was provided with reports regarding the past performance of each Fund, including a report prepared by an independent third party comparing each Fund’s performance with the performance of a group of peer funds for various time periods. The Board noted that each Fund’s performance was within the range of the peer group for the time periods measured, though some Funds’ performance was at the higher end of their peer group while others were at the lower end. In reviewing each Fund’s performance, the Board took into account that each Fund has had a relatively short operating history over which to consider performance. The Board further noted that it received regular reports regarding each Fund’s performance at its quarterly meetings.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee and the sub-advisory fee to be paid by each Fund to ETC and 6M under the Agreements, noting that the advisory fee and sub-advisory fee are the same as the respective fee that was payable under the Prior Advisory Agreement and Prior Sub-Advisory Agreement. The Board reviewed a report prepared by ISS, an independent third party, comparing each Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the ISS report included mutual funds in the peer group, which were intended to enhance the Board’s ability to evaluate the quality of fees and expenses on a broader scale. The Board took into account the differences in operations and fee structures between ETFs and mutual funds, noting that the Funds’ advisory fee was not structured as a unitary fee, and gave such weight to the mutual fund data as it deemed appropriate. The Board noted that ISS selected the particular mutual funds that were included in its report. The Board noted that the advisory fee for ETC 6 Meridian Hedged Equity-Index Option Strategy ETF was on the low end of its peer group range while its total expense ratio was on the high end of its peer group range; the

ETC 6 Meridian

Approval of Investment Advisory Agreements

(Unaudited) (Continued)

advisory fee for ETC 6 Meridian Low Beta Equity Strategy ETF was in the middle of its peer group range while its total expense ratio was on the high end of its peer group range; the advisory fee and total expense ratio for ETC 6 Meridian Mega Cap Equity ETF were on the high end of its peer group range; and the advisory fee for ETC 6 Meridian Small Cap Equity ETF was in the middle of its peer group range while its total expense ratio was on the high end of its peer group range. The Board considered that ETC is responsible for paying 6M the sub-advisory fee out of the advisory fee it receives from each Fund and that the sub-advisory fee reflects an arm’s length negotiation between ETC and 6M. The Board further found that the sub-advisory fee reflected a reasonable allocation of the advisory fee paid to ETC given the work performed by each firm. The Board considered information provided about the costs and expenses incurred by ETC and 6M in providing advisory and sub-advisory services, evaluated the compensation and benefits to be received by each of ETC and 6M from its relationship with the Funds, and reviewed profitability analysis from ETC and 6M with respect to the Funds. In light of this information, the Board concluded that the advisory fee and the sub-advisory fee appeared reasonable in light of the services rendered.

Economies of Scale. The Board considered whether economies of scale have been realized with respect to the Funds. The Board concluded that no significant economies of scale have been realized by the Funds and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Conclusion. No single factor was determinative of the Board’s decision to approve the Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, was fair and reasonable to each Fund. The Board, including the Independent Trustees, therefore, determined that the approval of the Agreements was in the best interests of each Fund and its shareholders.

ETC 6 Meridian

Approval of Investment Advisory Agreements

(Unaudited) (Continued)

At a meeting held on September 21, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the continuance of the following agreements (the “Agreements”) with respect to the ETC 6 Meridian Quality Dividend Yield ETF (“SXQY”), ETC 6 Meridian Quality Growth ETF (“SXQG”), and ETC 6 Meridian Quality Value ETF (“SXQV” and, with SXQY and SXQG, the “Funds”):

•        the investment advisory agreement between the Trust, on behalf of the Funds, and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Funds; and

•        the sub-advisory agreement between ETC and Hightower 6M Holding, LLC (“6M”)* pursuant to which 6M provides sub-advisory services to the Funds.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved by a vote of (i) the Trustees or the shareholders of the Funds and (ii) a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and ETC and 6M are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require the Funds to disclose in their shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreements.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed materials from ETC and 6M and, at the Meeting, representatives from ETC presented additional information to help the Board evaluate the Agreements. Among other things, the Board was provided an overview of ETC’s and 6M’s advisory business, including investment personnel and investment processes. Prior to the Meeting, the Trustees met to review and discuss certain information provided. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentations, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC and 6M. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreements, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC and 6M to each Fund; (ii) SXQG’s performance; (iii) ETC’s and 6M’s costs of and profits realized from providing advisory and sub-advisory services to each Fund, including any fall-out benefits enjoyed by ETC and 6M or their respective affiliates; (iv) comparative fee and expense data; (v) the extent to which the advisory fee for SXQG reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services. With respect to the nature, extent, and quality of the services provided to each Fund, the Board considered ETC’s and 6M’s specific responsibilities in all aspects of day-to-day management of each Fund. The Board noted that (i) ETC’s responsibilities include overseeing the activities of 6M, including regular review of 6M’s performance; trading portfolio securities and other investment instruments on behalf of each Fund; selecting broker-dealers to execute purchase and sale transactions; determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; monitoring compliance with various policies and procedures and applicable securities regulations; quarterly reporting to the Board; and implementing Board directives as they relate to the Funds, and (ii) subject to the supervision of ETC and oversight of the Board, 6M’s responsibilities include developing, implementing, and maintaining each Fund’s investment program; portfolio management; overseeing

*      Effective November 1, 2022, the sub-advisory services provided to the Funds by Hightower 6M Holding, LLC transitioned to Madison Avenue Financial Solutions, LLC (“Madison Avenue”) as part of an internal reorganization by Hightower Holding, LLC, which wholly owns both 6M and Madison Avenue.

ETC 6 Meridian

Approval of Investment Advisory Agreements

(Unaudited) (Continued)

general portfolio compliance with relevant law; quarterly reporting to the Board; and implementing Board directives as they relate to the Funds. The Board noted that it had been provided with ETC’s and 6M’s registration forms on Form ADV as well as their responses to a detailed series of questions, which included a description of their operations, services, personnel, compliance programs, risk management programs, and financial conditions, and whether there had been material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s and 6M’s investment personnel, the quality of ETC’s and 6M’s compliance infrastructures, and the determination of the Trust’s Chief Compliance Officer that each has appropriate compliance policies and procedures in place. The Board considered ETC’s and 6M’s experience working with ETFs, including the Funds, and noted ETC’s experience managing other series of the Trust and other ETFs outside of the Trust.

The Board also considered other services provided to the Funds by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate; administering each Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to each Fund’s business activities; supervising each Fund’s registration as an investment company and the offering of Fund shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for each Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of services provided to each Fund by ETC and 6M.

Performance. The Board noted that performance information was available for only SXQG because SXQY and SXQV had not yet commenced operation. The Board reviewed SXQG’s performance in light of its stated investment objective, noting that the Fund is actively managed. The Board was provided reports regarding SXQG’s past performance, including a report prepared by ISS, an independent third party, comparing the Fund’s performance to the performance of a group of peer funds for various time periods ended June 30, 2022. The Board noted that SXQG’s performance was lower than the median and average for the peer group. In absolute performance terms, the Board noted that SXGQ is a growth fund and that growth stocks generally had underperformed during the review period. In reviewing SXQG’s performance, the Board took into account that the Fund has had a relatively short operating history over which to consider performance. The Board further noted that it received regular reports regarding SXQG’s performance at its quarterly meetings.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee paid or to be paid by each Fund to ETC and the sub-advisory fee paid or to be paid by ETC to 6M under the Agreements. The Board reviewed a report prepared by ISS, an independent third party, comparing each Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the report included mutual funds in each Fund’s peer group, which were intended to enhance the Board’s ability to evaluate the quality of fees and expenses on a broader scale. The Board took into account the differences in operations and fee structures between ETFs and mutual funds, noting that, unlike most ETFs, the Funds’ advisory fee was not structured as a unitary fee, and gave such weight to the mutual fund data as it deemed appropriate. The Board noted that ISS selected the particular mutual funds that were included in its report. The Board noted that each Fund’s advisory fee was at the high end of its respective peer group range, and that SXQG’s net total expenses was the highest among its peer ETFs and second highest among its peer ETFs and mutual funds, and that each of SXQY’s and SXQV’s estimated net total expenses were the highest of its peer group. The Board took into account that due to the specialized nature of each Fund’s strategy, there are limitations in comparing each Fund’s advisory fee to those of other funds and the information provided by the peer group report may not provide meaningful direct comparisons to the Funds. The Board also considered that ETC has contractually agreed to waive its fees and reimburse expenses for the Funds to ensure that the total operating expenses of each Fund do not exceed a certain amount. The Board considered that the sub-advisory fee is paid by ETC, not the Funds, and that the sub-advisory fee reflects an arm’s length negotiation between ETC and 6M.

ETC 6 Meridian

Approval of Investment Advisory Agreements

(Unaudited) (Concluded)

The Board further found that the sub-advisory fee reflected a reasonable allocation of the advisory fee between ETC and 6M given the work performed by each firm. The Board considered information provided about the costs and expenses incurred by ETC and 6M in providing advisory and sub-advisory services, evaluated the compensation and benefits received by each of ETC and 6M from its relationship with the Funds, and reviewed profitability information from ETC and 6M with respect to each Fund. The Board considered the risks borne by ETC associated with providing services to the Funds, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Funds. Based on the foregoing information, the Board concluded that the advisory and sub-advisory fees appeared reasonable in light of the services rendered.

Economies of Scale. The Board considered whether economies of scale have been realized with respect to SXQG. The Board concluded that no significant economies of scale have been realized and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuance of the Agreements on behalf of each Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to each Fund. The Board, including the Independent Trustees, therefore, determined that the approval of the continuance of the Agreements was in the best interests of each Fund and its shareholders.

ETC 6 Meridian

Notice to Shareholders

(Unaudited)

For shareholders that do not have a November 30, 2022 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2022 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended November 30, 2022, the Funds is designating the following items with regard to distributions paid during the year.

Fund Name	Return of Capital	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Qualified Short- Term Capital Gain(5)	Foreign Tax Credit
ETC 6 Meridian Hedged Equity-Index Option Strategy ETF	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%
ETC 6 Meridian Low Beta Equity Strategy ETF	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%
ETC 6 Meridian Mega Cap Equity ETF	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%
ETC 6 Meridian Small Cap Equity ETF	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%
ETC 6 Meridian Quality Growth ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

____________

(1)          Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)          The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and it’s reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)          U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)          The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)          The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

ETC 6 Meridian

Supplemental Information

(Unaudited)

NAV is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of a Fund are listed for trading, as of the time that such Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of such Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.6meridianfunds.com.

ETC 6 Meridian

Supplemental Information

(Unaudited) (Concluded)

Shareholder Voting Results

A Special Meeting (the “Meeting”) of Shareholders of ETC 6 Meridian Hedged Equity-Index Option Strategy ETF (“SIXH”), ETC 6 Meridian Low Beta Equity Strategy ETF (“SIXL”), ETC 6 Meridian Mega Cap Equity ETF (“SIXA”), and ETC 6 Meridian Small Cap Equity ETF (“SIXS” and, together with SIXH, SIXL, and SIXA, the “Funds”) was held on August 24, 2022, as adjourned and reconvened on September 15, 2022 with respect to SIXH and SIXL only.

The matters considered at the Meeting were:

Proposal 1: To approve a new investment advisory agreement between the Exchange Traded Concepts Trust, on behalf of the Funds, and Exchange Traded Concepts, LLC (the “Adviser”).

	Shares Voted in
Fund	Favor	Against	Abstain
SIXH	4,810,649	0	45,308
SIXL	2,407,044	0	17,991
SIXA	2,264,251	0	16,529
SIXS	754,596	250	26

Proposal 2: To approve payment of accrued advisory fees to the Adviser for its service to each Fund from May 7, 2022 until the new investment advisory agreement is approved by shareholders and effective.

	Shares Voted in
Fund	Favor	Against	Abstain
SIXH	4,810,649	0	45,308
SIXL	2,407,044	0	17,991
SIXA	2,264,211	0	16,529
SIXS	754,596	250	26

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10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Sub-Adviser:

Madison Avenue Financial Solutions, LLC

8301 E 21st St. North

Suite 150

Wichita, KS 67206

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue

Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

MER-AR-001-0200

(b) Not applicable

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer or any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a) (2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2022			2021
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$130,900	N/A	N/A	$109,750	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$30,500(1)	N/A	N/A	$27,000	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)	Tax fees include review of Federal Form 1120 RIC, State returns (if requested), and excise tax returns and review of dividend calculation, if requested.

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2022	2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)       Not Applicable.

(g)       The aggregate non-audit fees and services billed by Cohen for the fiscal years 2022 and 2021 were $30,500 and $27,000, respectively.

(h)       During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

(i)       Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)       Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees: Timothy Jacoby, Stuart Strauss, Linda Petrone and Mark Zurack.

Item 6.	Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for the Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: February 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: February 2, 2023

By	/s/ Christopher W. Roleke
Christopher W. Roleke, Treasurer

Date: February 2, 2023